Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents - Book Value	$ 132,925	$ 127,632	$ 114,198	$ 135,992	$ 163,412	$ 247,556
Cash and cash equivalents - Fair Value	132,925	127,632		135,992
Restricted cash - Book Value	10,056	6,558	$ 5,040	5,386	$ 13,480
Restricted cash - Fair Value	10,056	6,558		5,386
Loan receivable from affiliate companies - Book Value	34,635	30,112		23,008
Loan receivable from affiliate companies - Fair Value	34,635	30,112		23,008
Investments in available-for-sale securities - Book Value	227	238		0
Investments in available-for-sale securities - Fair Value	227	238		0
Senior and ship mortgage notes, net - Book Value	(1,270,726)	(1,301,999)		(1,296,537)
Senior and ship mortgage notes, net - Fair Value	(1,112,673)	(1,181,838)		(974,170)
Long-term debt, including current portion - Book Value	(328,605)	(380,489)		(304,682)
Long-term debt, including current portion - Fair Value	(335,301)	(389,332)		(308,080)
Long term payable to affiliate companies - Book Value	(86,005)	(76,872)		(6,399)
Long term payable to affiliate companies - Fair Value	$ (86,005)	(76,872)		(6,399)
Long-term receivable from affiliate companies - Book Value				11,105
Long-term receivable from affiliate companies - Fair Value		0		11,105
Capital lease obligations, including current portion - Book Value		0		(17,617)
Capital lease obligations, including current portion - Fair Value		0		(17,617)
Loan payable to affiliate company - Book Value		0		(49,876)
Loan payable to affiliate company - Fair Value		$ 0		$ (51,240)